Related party transactions - Loans to shareholders (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 282	$ 8	$ 521
Short-term loan from shareholders		49
Short-term and Long-term loan from shareholders		49	4,028
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Loans to shareholders		8	521
Short-term loan from shareholders		$ 49
Long-term loan from shareholders			45
IDSB Holding Limited
Disclosure of transactions between related parties [line items]
Short-term loan from shareholders			$ 3,983